Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings
22.
Borrowings

During the year 2021, the Group has entered into a working capital loan with a financial institution. The loan was settled in Brazilian Reais (BRL) USD 5,000 (BRL 27 million) loan was due on April 19, 2022 and accrued interest at an annual fixed interest rate of 1.85%. The total loan amount outstanding as of December 31, 2021 was USD 5,014.

On April 19, 2022, dLocal received two borrowings from a financial institution in Brazilian Reais (BRL 37.5 million each) amounting to a total of USD 14,782, with expiration date on January 16, 2023 and accruing interest at an annual variable interest rate equivalent to the Brazilian Interbank Deposit (Certificado de Depósito Interbancário, or “CDI”) rate plus 1.70% and 118.14% of the CDI, respectively.

As of December 31, 2022, the borrowings described were fully repaid, including accrued interest. As of December 31, 2023 the Group do not have any borrowings with third parties.